Filed Pursuant to Rule 497(e)
1933 Act File No. 033-10015
1940 Act File No. 811-07763

LITMAN GREGORY FUNDS TRUST

On behalf of the Litman Gregory Funds Trust (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplemented form of Prospectus for Litman Gregory Funds Trust, which was filed pursuant to Rule 497(e) on September 24, 2013.  The purpose of this filing is to submit the 497(e) filing dated September 24, 2013 in XBRL for the Litman Gregory Funds Trust.

The XBRL exhibits attached hereto consist of the following:

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE